Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2025	December 31, 2024
Right-of-use assets, net	$168,375	$183,815
Operating lease liabilities – current	$119,579	$104,088
Operating lease liabilities – non-current	13,867	80,636
Total operating lease liabilities	$133,446	$184,724

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1
Weighted average discount rate	3.0%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of June 30, 2025:

(Unaudited)
For the period ending June 30,
2025	64,807
For the year ending June 30,
2026	$69,312
2027	3,438
Total future minimum lease payments	$137,557
Less: imputed interest	4,111
Total	$133,446